Income tax benefit/(expense) - Disclosure of deferred tax assets and liabilities by balance sheet items (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	€ 6,592	€ 5,637
TOTAL DEFERRED TAX LIABILITY	(3,638)	(694)
DEFERRED TAX, NET	2,954	4,943	€ 2,292	€ 5,158
TOTAL DEFERRED TAX ASSETS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	15,921	16,893
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	207,858	203,852
Fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	1,765	3,541
TOTAL DEFERRED TAX LIABILITY	(6,364)	(4,789)
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	4,388	3,306
Borrowings and accrued interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	4,722	1,526
Provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	1,501	1,659
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	217	2,502
TOTAL DEFERRED TAX LIABILITY	(1,446)	(932)
Non-recognition of deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	204,529	199,493
TOTAL DEFERRED TAX LIABILITY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX LIABILITY	(12,967)	(11,950)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX LIABILITY	€ (5,157)	€ (6,229)